MORGAN STANLEY DEAN WITTER
QUALITY MUNICIPAL SECURITIES                             Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Quality Municipal Securities (IQM) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from 5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged 93 to 84 percent.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) decreased from $14.99 to $14.87 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was 2.00 percent. IQM's value on the New York Stock Exchange decreased from $13.9375 per share to $13.3125 per share during the same period. Based on this change plus reinvestment of tax-free dividends, IQM's total market return was -1.79 percent. As of April 30, 1999, IQM's share price was a
10.47 percent discount to its NAV.

                                  [LINE CHART]

                          30-Year Bond Yields 1994-1999

                DATE          AAA INS        TSY       % RELATIONSHIP

              12/31/93         5.40%         6.34%         85.17%
              01/31/94         5.40          6.24          86.54%
              02/28/94         5.80          6.66          87.09%
              03/31/94         6.40          7.09          90.27%
              04/29/94         6.35          7.32          86.75%
              05/31/94         6.25          7.43          84.12%
              06/30/94         6.50          7.61          85.41%
              07/29/94         6.25          7.39          84.57%
              08/31/94         6.30          7.45          84.56%
              09/30/94         6.55          7.81          83.87%
              10/31/94         6.75          7.96          84.80%
              11/30/94         7.00          8.00          87.50%
              12/30/94         6.75          7.88          85.66%
              01/31/95         6.40          7.70          83.12%
              02/28/95         6.15          7.44          82.66%
              03/31/95         6.15          7.43          82.77%
              04/28/95         6.20          7.34          84.47%
              05/31/95         5.80          6.66          87.09%
              06/30/95         6.10          6.62          92.15%
              07/31/95         6.10          6.86          88.92%
              08/31/95         6.00          6.66          90.09%
              09/29/95         5.95          6.48          91.82%
              10/31/95         5.75          6.33          90.84%
              11/30/95         5.50          6.14          89.58%
              12/29/95         5.35          5.94          90.07%
              01/31/96         5.40          6.03          89.55%
              02/29/96         5.60          6.46          86.69%
              03/29/96         5.85          6.66          87.84%
              04/30/96         5.95          6.89          86.36%
              05/31/96         6.05          6.99          86.55%
              06/28/96         5.90          6.89          85.63%
              07/31/96         5.85          6.97          83.93%
              08/30/96         5.90          7.11          82.98%
              09/30/96         5.70          6.93          82.25%
              10/31/96         5.65          6.64          85.09%
              11/29/96         5.50          6.35          86.61%
              12/31/96         5.60          6.63          84.46%
              01/31/97         5.70          6.79          83.95%
              02/28/97         5.65          6.80          83.09%
              03/31/97         5.90          7.10          83.10%
              04/30/97         5.75          6.94          82.85%
              05/30/97         5.65          6.91          81.77%
              06/30/97         5.60          6.78          82.60%
              07/30/97         5.30          6.30          84.13%
              08/31/97         5.50          6.61          83.21%
              09/30/97         5.40          6.40          84.38%
              10/31/97         5.35          6.15          86.99%
              11/30/97         5.30          6.05          87.60%
              12/31/97         5.15          5.92          86.99%
              01/31/98         5.15          5.80          88.79%
              02/28/98         5.20          5.92          87.84%
              03/31/98         5.25          5.93          88.53%
              04/30/98         5.35          5.95          89.92%
              05/29/98         5.20          5.80          89.66%
              06/30/98         5.20          5.65          92.04%
              07/31/98         5.18          5.71          90.72%
              08/31/98         5.03          5.27          95.45%
              09/30/98         4.95          5.00          99.00%
              10/31/98         5.05          5.16          97.87%
              11/30/98         5.00          5.06          98.81%
              12/31/98         5.05          5.10          99.02%
              01/31/99         5.00          5.09          98.23%
              02/28/99         5.10          5.58          91.40%
              03/31/99         5.15          5.63          91.47%
              04/30/99         5.20          5.66          91.87%

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

[BAR CHART]

LARGEST SECTORS AS OF APRIL 30, 1999
(% OF NET ASSETS)

General Obligation  16%
IDR/PCR*            13%
Mortgage            12%
Water & Sewer       12%
Hospital            11%
Public Facilities    8%
Education            7%
Electric             7%
Transportation       5%

*Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

[PIE CHART]

CREDIT RATINGS AS OF APRIL 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA          29%
Aa or AA            45%
A or A              26%

As measured by Moody's Investors Service, Inc.
or Standard & Poor's Corp.

Portfolio structure is subject to change.

[BAR GRAPH]

CALL STRUCTURE AS OF APRIL 30, 1999                    WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                       CALL PROTECTION: 6 YEARS
PERCENT CALLABLE

1999      0%
2000      0%
2001      0%
2002      2%
2003     63%
2004     20%
2005      0%
2006      0%
2007      6%
2008      1%
2009      1%
2010+     7%

Years Bonds Callable

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


Monthly dividends for the second quarter of 1999 remained $0.065 per share. The Trust's level of undistributed net investment income was $0.129 per share on April 30, 1999, versus $0.133 per share on October 31, 1998.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 13 long-term sectors and 53 credits. At the end of April, the portfolio's average maturity was 19 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 6.0 years. Issues in the refunded bond category comprised 2.9 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit ratings.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and the ARPS expenses (ARPS auction rate and expenses). The greater the spread and the larger the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During this six-month period, ARPS leverage contributed approximately $0.04 per share to common share earnings. Weekly ARPS yields ranged between 2.45 and 4.85 percent. Five ARPS series totaling $97 million represented 26 percent of net assets.

ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During this six-month period, the Trust purchased and retired 142,500 shares of common stock at a weighted average market discount of 6.66 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.7%)
            General Obligation (15.9%)
 $  5,000   Florida Board of Education, Cap Outlay Refg 1993 Ser D ....................... 5.125%      06/01/18   $   5,018,850
    5,000   De Kalb County, Georgia, Refg 1993 ........................................... 5.25        01/01/20       5,052,850
   10,000   Washington Suburban Sanitation District, Maryland, Refg 1993 Second Ser ...... 5.25        06/01/14      10,341,200
    1,500   Michigan Municipal Bond Authority, School Ser 1998 ........................... 5.25        12/01/13       1,571,445
            New York City, New York,
   10,000     1994 Ser D ................................................................. 5.75        08/15/08      10,610,100
    5,000     1994 Ser C ................................................................. 5.50        10/01/10       5,229,050
   10,000   Metropolitan Government of Nashville & Davidson County, Tennessee,
              Refg Ser 1997 .............................................................. 5.125       05/15/25       9,837,300
   10,000   Seattle, Washington, Refg Ser 1993 ........................................... 5.65        01/01/20      10,371,600
 --------                                                                                                          ------------
   56,500                                                                                                            58,032,395
 --------                                                                                                          ------------
            Educational Facilities Revenue (7.0%)
    3,500   District of Columbia, Georgetown University Ser 1993 ......................... 5.25        04/01/13       3,596,495
              Illinois Educational Facilities Authority,
    4,695     Illinois Wesleyan University Ser 1993 ...................................... 5.70        09/01/23       4,907,496
    4,955   Northwestern University Refg Ser 1993 ........................................ 5.375       12/01/21       5,032,942
            Massachusetts Health & Educational Facilities Authority,
   10,000     Boston College Ser K ....................................................... 5.25        06/01/18      10,061,600
    2,100     Wentworth Institute of Technology Ser B (Connie Lee) ....................... 5.50        10/01/23       2,151,177
 --------                                                                                                          ------------
   25,250                                                                                                            25,749,710
 --------                                                                                                          ------------
            Electric Revenue (6.7%)
    5,900   South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .............. 5.50        07/01/21       6,031,924
    8,000   Chelan County Public Utility District #1, Washington, Hydro Refg
              Ser 1993 G ................................................................. 5.375       06/01/18       8,142,800
   10,000   Snohomish County Public Utility District #1, Washington, Ser 1993 B (AMT) .... 5.80        01/01/24      10,442,400
 --------                                                                                                          ------------
   23,900                                                                                                            24,617,124
 --------                                                                                                          ------------
            Hospital Revenue (10.8%)
    8,000   Indiana Health & Educational Facilities Authority, Wellborn Memorial
              Baptist Hospital Refg Ser 1993 ............................................. 5.50        07/01/14       8,132,240
    3,500   Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA) ..... 5.50        07/01/18       3,597,720
    4,000   Michigan Hospital Finance Authority, Detroit Medical Center Ser 1997 A
              (AMBAC) .................................................................... 5.25        08/15/27       3,958,960
   10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
              Christian Health Services Ser 1993 A ....................................... 5.25        05/15/14      10,402,700
   10,000   Fairfax County Industrial Development Authority, Virginia, Inova Health
              System Foundation Refg Ser 1993 A .......................................... 5.25        08/15/19      10,328,600
    3,000   Wisconsin Health & Educational Facilities Authority, Catholic Health Corp
 --------     Ser 1993 ................................................................... 5.375       11/15/13       3,040,320
                                                                                                                   ------------
   38,500                                                                                                            39,460,540
 --------                                                                                                          ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (13.3%)
 $ 10,000   Valdez, Alaska, BP Pipeline Inc Ser 1993 B ................................... 5.50 %     10/01/28    $ 10,150,600
   10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
             Ser 1993 (AMT) (MBIA) ....................................................... 5.45       11/01/23      10,103,500
    4,000   Calvert County, Maryland, Baltimore Gas & Electric Co Refg Ser 1993 .......... 5.55       07/15/14       4,193,080
    2,500   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) .............. 6.30       12/01/14       2,702,950
    5,000   Brazos River Authority, Texas, Houston Lighting & Power Co Ser 1993
             (MBIA) ...................................................................... 5.60       12/01/17       5,189,650
    5,000   Marshall County, West Virginia, Ohio Power Co Ser B (MBIA) ................... 5.45       07/01/14       5,226,800
   10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ............... 6.90       02/01/13      11,129,700
 --------                                                                                                         ------------
   46,500                                                                                                           48,696,280
 --------                                                                                                         ------------
            Mortgage Revenue -- Multi-Family (5.0%)
    4,705   Illinois Housing Development Authority, 1993 Ser A ........................... 5.90       07/01/12       4,877,485
   13,310   Wisconsin Housing & Economic Development Authority, 1993 Ser A ............... 5.55       11/01/15      13,619,191
 --------                                                                                                         ------------
   18,015                                                                                                           18,496,676
 --------                                                                                                         ------------
            Mortgage Revenue -- Single Family (6.7%)
    8,000   Alaska Housing Finance Corporation, 1997 Ser A (MBIA) ........................ 6.00       06/01/27       8,432,720
    3,830   Connecticut Housing Finance Authority, 1993 Subser F-1 ....................... 5.60       05/15/11       3,932,414
    8,700   Kentucky Housing Corporation, Federally Insured or Gtd Loans 1993 Ser B ...... 5.40       07/01/14       8,969,265
    3,000   Virginia Housing Development Authority, 1992 Ser A ........................... 7.10       01/01/25       3,093,720
 --------                                                                                                         ------------
   23,530                                                                                                           24,428,119
 --------                                                                                                         ------------
            Public Facilities Revenue (8.4%)
   11,000   California Public Works Board, Correctional 1993 Ser D COPs .................. 5.375      06/01/18      11,254,210
    4,000   Maine Municipal Bond Bank, 1993 Ser E ........................................ 5.30       11/01/13       4,155,840
    5,000   Kansas City School District Building Corporation, Missouri, Elementary
             Ser 1993 D (FGIC) ........................................................... 5.00       02/01/14       5,051,000
   10,000   Regional Convention & Sports Complex Authority, Missouri, Refg Ser A 1993..... 5.60       08/15/17      10,396,200
 --------                                                                                                         ------------
   30,000                                                                                                           30,857,250
 --------                                                                                                         ------------
            Resource Recovery Revenue (2.9%)
   10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
 --------    Ser 1993 A (AMT) ............................................................ 6.30       07/01/16      10,677,000
                                                                                                                  ------------
            Transportation Facilities Revenue (5.0%)
    3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) .............. 5.50       01/01/15       3,222,360
    5,000   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
             Sub Lien Ser 1993 C (MBIA) .................................................. 5.25       12/01/13       5,168,300
    3,000   Pennsylvania Turnpike Commission, Ser A 1998 (AMBAC) ......................... 4.75       12/01/27       2,808,570
    3,000   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC) .......... 4.75       01/01/29       2,805,360
    4,175   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ............... 5.50       05/15/18       4,311,147
 --------                                                                                                         ------------
   18,175                                                                                                           18,315,737
 --------                                                                                                         ------------
            Water & Sewer Revenue (11.7%)
    4,000   Phoenix Civic Improvement Corporation, Arizona, Wastewater Refg Ser 1993 ..... 5.00       07/01/18       3,980,200
    5,000   Los Angeles County Sanitation Districts Financing Authority, California,
             1993 Ser A .................................................................. 5.25       10/01/19       5,051,300

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
 $  3,000    Ser 1993 A (MBIA) ........................................................ 5.50 %     05/15/21        $  3,088,350
    5,000    Ser 1993 B (MBIA) ........................................................ 5.50       05/15/23           5,147,250
    5,020   Massachusetts Water Resources Authority, 1993 Ser C ....................... 5.25       12/01/20           5,025,974
    5,000   New York City Municipal Water Finance Authority, New York, 1994 Ser B ..... 5.50       06/15/19           5,116,950
   10,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) ............. 5.50       06/15/14          10,453,400
    5,000   Norfolk, Virginia, Water Ser 1993 (AMBAC) ................................. 5.375      11/01/23           5,080,800
 --------                                                                                                          ------------
   42,020                                                                                                            42,944,224
 --------                                                                                                          ------------
            Other Revenue (1.4%)
    5,000   New York Local Government Assistance Corporation, Ser 1993 C .............. 5.50       04/01/18           5,167,900
 --------                                                                                                          ------------
            Refunded (2.9%)
    5,000   Atlanta, Georgia, Water & Sewer Ser 1993 .................................. 5.00       01/01/04+          5,293,900
    4,980   Massachusetts Water Resources Authority, 1993 Ser C ....................... 5.25       12/01/04+          5,394,635
 --------                                                                                                          ------------
    9,980                                                                                                            10,688,535
 --------                                                                                                          ------------
  347,370   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $343,253,634)....................................     358,131,490
 --------                                                                                                          ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.6%)
      400   Illinois Health Facilities Authority, Northwestern Memorial Hospital
             Ser 1995 (Demand 05/03/99) ............................................... 4.30*      08/15/25             400,000
    1,700   Roanoke Industrial Development Authority, Virginia, Carilion Health System
             Ser 1997 A (Demand 05/03/99) ............................................. 4.30*      07/01/27           1,700,000
 --------                                                                                                          ------------
    2,100   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $2,100,000).....................       2,100,000
 --------                                                                                                          ------------
 $349,470   TOTAL INVESTMENTS (Identified Cost $345,353,634) (a)................................    98.3%           360,231,490
 ========   CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................     1.7              6,316,320
                                                                                                   -----           ------------
            NET ASSETS .........................................................................   100.0%          $366,547,810
                                                                                                   =====           ============

---------------
   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $15,027,650 and the aggregate gross unrealized depreciation is $149,794, resulting in net unrealized appreciation of $14,877,856.


Bond Insurance:
---------------
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

----------------------------------------------------------------------------------------
                            GEOGRAPHIC SUMMARY OF INVESTMENTS
                     Based on Market Value as a Percent of Net Assets
                                      April 30, 1999

Alaska ...............  5.1%  Indiana ..............  2.2%  Pennsylvania .........  3.6%
Arizona   ............  1.1   Kentucky   ...........  4.7   South Carolina .......  1.6
California ...........  4.4   Maine ................  2.1   Tennessee ............  2.7
Connecticut ..........  1.1   Maryland   ...........  6.9   Texas ................  2.2
District of Columbia .  1.0   Massachusetts ........  6.2   Virginia   ...........  6.7
Florida ..............  1.4   Michigan .............  2.9   Washington ...........  7.9
Georgia ..............  2.8   Missouri .............  7.1   West Virginia ........  1.4
Hawaii ...............  2.8   Nevada ...............  0.7   Wisconsin ............  7.6
Illinois   ...........  5.0   New York .............  7.1                          ----
                                                            Total   .............. 98.3%
                                                                                   ====
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $345,353,634).........................................  $360,231,490
Cash ....................................................................        19,739
Interest receivable .....................................................     6,557,799
Prepaid expenses ........................................................       116,950
                                                                           ------------
  TOTAL ASSETS ..........................................................   366,925,978
                                                                           ------------
LIABILITIES:
Payable for:
  Dividends to preferred shareholders ...................................       149,784
  Investment management fee .............................................       123,383
Accrued expenses and other payables .....................................       105,001
                                                                           ------------
  TOTAL LIABILITIES .....................................................       378,168
                                                                           ------------
  NET ASSETS ............................................................  $366,547,810
                                                                           ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, 1,940 shares outstanding) ...........  $ 97,000,000
                                                                           ------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 18,132,313 shares outstanding).........................   266,935,111
Net unrealized appreciation .............................................    14,877,856
Accumulated undistributed net investment income .........................     2,348,081
Accumulated net realized loss ...........................................   (14,613,238)
                                                                           ------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..........................   269,547,810
                                                                           ------------
  TOTAL NET ASSETS ......................................................  $366,547,810
                                                                           ============
NET ASSET VALUE PER COMMON SHARE
 ($269,547,810 divided by 18,132,313 common shares outstanding)..........        $14.87
                                                                                 ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $9,597,658
                                                 ----------
EXPENSES
Investment management fee .....................     641,512
Auction commission fees .......................     151,310
Professional fees .............................      46,593
Transfer agent fees and expenses ..............      33,774
Shareholder reports and notices ...............      21,527
Auction agent fees ............................      20,302
Registration fees .............................      12,237
Trustees' fees and expenses ...................       9,896
Custodian fees ................................       8,373
Other .........................................      21,507
                                                 ----------
  TOTAL EXPENSES ..............................     967,031

Less: expense offset ..........................      (8,312)
                                                 ----------
  NET EXPENSES ................................     958,719
                                                 ----------
  NET INVESTMENT INCOME .......................   8,638,939
                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................     121,515
Net change in unrealized appreciation .........  (2,542,776)
                                                 ----------
  NET LOSS ....................................  (2,421,261)
                                                 ----------
NET INCREASE ..................................  $6,217,678
                                                 ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     APRIL 30, 1999   OCTOBER 31, 1998
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .............................   $  8,638,939      $ 17,518,556
Net realized gain .................................        121,515           777,393
Net change in unrealized appreciation .............     (2,542,776)       11,228,100
                                                      ------------      ------------
  NET INCREASE ....................................      6,217,678        29,524,049
                                                      ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Preferred .........................................     (1,612,592)       (3,489,086)
Common ............................................     (7,106,030)      (13,892,648)
                                                      ------------      ------------
  TOTAL DIVIDENDS .................................     (8,718,622)      (17,381,734)
                                                      ------------      ------------
Decrease from transactions in common shares of
  beneficial interest .............................     (1,978,175)       (4,624,309)
                                                      ------------      ------------
  NET INCREASE (DECREASE)                               (4,479,119)        7,518,006

NET ASSETS:
Beginning of period ...............................    371,026,929       363,508,923
                                                      ------------      ------------
  END OF PERIOD
  (Including undistributed net investment income of
  $2,348,081 and $2,427,764, respectively).........   $366,547,810      $371,026,929
                                                      ============      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Securities (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $4,830,930 and $4,915,790, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $100.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,012. At April 30, 1999, the Trust had an accrued pension liability of $34,552, which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 though 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT IN                RESET        RANGE OF
 SERIES   SHARES*   THOUSANDS*     RATE*      DATE     DIVIDEND RATES**
 ------   -------   ----------     -----      ----     ----------------
    1       340       $17,000       3.65%   05/04/99    2.45% -- 4.70%
    2       300        15,000       3.60    05/05/99    2.70  -- 4.85
    3       300        15,000       3.31    05/06/99    2.45  -- 4.40
    4       600        30,000       3.23    01/11/00    3.23  -- 3.70
    5       400        20,000       3.63    07/06/99         3.63

---------------
 *  As of April 30, 1999.
**  For the six months ended April 30, 1999.

Subsequent to April 30, 1999 and up through June 4, 1999, the Trust paid dividends to Series 1 through 5 at rates ranging from 2.849% to 3.65%, in the aggregate amount of $432,690.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                          CAPITAL
                                                                                                          PAID IN
                                                                                                         EXCESS OF
                                                                               SHARES      PAR VALUE     PAR VALUE
                                                                               ------      ---------     ---------
Balance, October 31, 1997 ................................................   18,625,513    $186,255    $273,351,340
Treasury shares purchased and retired (weighted average discount 10.25%)*      (350,700)     (3,507)     (4,620,802)
                                                                             ----------    --------    ------------
Balance, October 31, 1998 ................................................   18,274,813     182,748     268,730,538
Treasury shares purchased and retired (weighted average discount 6.66%)* .     (142,500)     (1,425)     (1,976,750)
                                                                             ----------    --------    ------------
Balance, April 30, 1999 ..................................................   18,132,313    $181,323    $266,753,788
                                                                             ==========    ========    ============

------------
 *  The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Trust had a net capital loss carryover of approximately $14,735,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

                               AMOUNT IN THOUSANDS
               --------------------------------------------------
                 2002          2003          2004          2005
                 ----          ----          ----          ----
                $11,074       $2,809         $716          $136
                =======       ======         ====          ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:

                       AMOUNT        RECORD         PAYABLE
                     PER SHARE        DATE           DATE
                     ---------        ----           ----
                      $0.065      May 7, 1999    May 21, 1999
                      $0.065      June 4, 1999   June 18, 1999

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31*
                                                          MONTHS ENDED    ----------------------------------------------------------
                                                         APRIL 30, 1999*     1998         1997       1996        1995        1994
------------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................   $ 14.99        $ 14.31       $13.44     $13.04     $ 10.83      $14.03
                                                            -------        -------       ------     ------     -------      ------
Income (loss) from investment operations:
 Net investment income ..................................      0.48           0.95         0.95       0.92        0.90        0.99
 Net realized and unrealized gain (loss) ................     (0.13)          0.64         0.69       0.23        2.15       (3.15)
                                                            -------        -------       ------     ------     -------      ------
Total income (loss) from investment operations ..........      0.35           1.59         1.64       1.15        3.05       (2.16)
                                                            -------        -------       ------     ------     -------      ------
Less dividends from:
 Net investment income ..................................     (0.39)         (0.75)       (0.72)     (0.72)      (0.74)      (0.77)
 Common share equivalent of dividends paid to preferred
  shareholders ..........................................     (0.09)         (0.19)       (0.18)     (0.17)      (0.18)      (0.19)
                                                            -------        -------       ------     ------     -------      ------
Total dividends .........................................     (0.48)         (0.94)       (0.90)     (0.89)      (0.92)      (0.96)
                                                            -------        -------       ------     ------     -------      ------
Anti-dilutive effect of acquiring treasury shares .......      0.01           0.03         0.13       0.14        0.08        0.04
                                                            -------        -------       ------     ------     -------      ------
Offering costs charged against capital ..................      --             --           --         --          --         (0.12)
                                                            -------        -------       ------     ------     -------      ------
Net asset value, end of period ..........................   $ 14.87        $ 14.99       $14.31     $13.44      $13.04      $10.83
                                                            =======        =======       ======     ======     =======      ======
Market value, end of period .............................   $13.313        $13.938       $12.50     $11.25     $10.875      $ 9.50
                                                            =======        =======       ======     ======     =======      ======
TOTAL RETURN+ ...........................................     (1.79)%(1)     18.04%       18.11%     10.39%      22.91%     (32.98)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses ..........................................      0.72%(2)(3)    0.72%(3)     0.71%      0.72%(3)    0.77%(3)    0.83%
Net investment income before preferred stock dividends ..      6.39%(2)       6.46%        6.87%      6.94%       7.48%       7.85%
Preferred stock dividends ...............................      1.19%(2)       1.29%        1.30%      1.27%       1.48%       1.50%
Net investment income available to common shareholders ..      5.20%(2)       5.17%        5.57%      5.67%       6.00%       6.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................  $366,548       $371,027     $363,509   $364,858    $376,158    $382,578
Asset coverage on preferred shares at end of period .....       377%           382%         374%       376%        388%        278%
Portfolio turnover rate .................................         1%(1)          3%           6%      --++        --            21%

-------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
 ++   Less than 0.5%
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


Morgan Stanley
Dean Witter
Quality
Municipal
Securities


SEMIANNUAL REPORT
APRIL 30, 1999